UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:  [ ]; Amendment Number: ____

This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:     Trellus Company, LLC

   Address:  350 Madison Avenue, 9th Floor
             New York, NY 10017

Form 13F File Number:  028-06171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:   Adam Usdan
   Title:  President of the General Partner
   Phone:  (212) 245-3300

Signature, Place, and Date of Signing:



   /s/ Adam Usdan         New York, NY            May 2, 2006

Report Type (Check one only):

[ ]  13F HOLDINGS REPORT.
[X]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

   Form 13F
   File Number   Name
   -----------   --------
   028-10974     Trellus Management Company, LLC